Note 4 - Vessels, Net - Summary of Vessels (Details) - USD ($)		12 Months Ended
	May 07, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Book Value		$ 110,637,462
- Depreciation for the year		(6,458,251)	$ (5,422,155)	$ (4,786,272)
Net Book Value		105,461,265	110,637,462
Vessels [Member]
Costs		137,119,350	103,039,369
Accumulated Depreciation		(26,481,888)	(21,059,733)
Net Book Value		110,637,462	81,979,636
- Depreciation for the year		(6,458,251)	(5,422,155)
- Vessel improvements		1,282,054
Costs		138,401,404	137,119,350	103,039,369
Accumulated Depreciation		(32,940,139)	(26,481,888)	(21,059,733)
Net Book Value		$ 105,461,265	110,637,462	$ 81,979,636
M/V “Ekaterini” Vessels [Member]
- Delivery of Vessels	$ 23,900,000		23,869,382
M/V “Starlight” Vessels [Member]
- Delivery of Vessels			$ 10,210,599